17. Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Private Consulting Group Consulting Agreement

On February 26, 2016, we entered into a Consulting Agreement with Private Consulting Group (“Consultant”) under which Consultant agreed to provide business and financial consulting services including advice and assistance with our capital market positioning and identifying prospective institutional purchasers for our equity securities. The agreement has a term of seven (7) months and requires that we pay Consultant $10,000 per month and issue Consultant 50,000 restricted shares of our common stock. During 2016, we will value the shares based on their fair market value on the date of issue and record a general and administrative expense in the appropriate amount.

iMatrix Software, Inc. Consulting Agreement

On February 17, 2016, we entered into a Consulting Agreement with iMatrix Software, Inc. (“Consultant”) under which Consultant agreed to provide services to assist in developing and expanding our direct-selling business. The agreement has a term of 3 months and requires that we pay Consultant $18,000 per month and issue Consultant 3,000 registered and free-trading shares of our common stock.

Mitchell Morrison Consulting Agreement

On April 1, 2016, we entered into a Consulting Agreement with Mitchell Morrison (“Consultant”) under which Consultant agreed to provide business and financial consulting services including advice and assistance with our capital market positioning and identifying prospective institutional purchasers for our equity securities. The agreement has no stated term, is cancellable by either party on 30 days’ notice, and requires that we pay Consultant $15,000 on execution of the agreement and $10,000 per month.

Employee Shares

During the three months ended March 31, 2016, four of our employees earned a total of 31,000 of our free-trading common shares in accordance with employment arrangements they have with our Company. We will value the shares at the fair market values over the period of time they were earned and will charge our results of operations accordingly.

Other Information

Subsequent to December 31, 2015, we arranged for the sale of 1,000,000 shares under the S-1 for a total of $3,500,000. In that regard, we have received $999,975 to date and we are in the process of finalizing the remaining paperwork and funding with respect to the sale. In addition, during the three months ended March 31, 2016, we have received approximately $1,770,000 from new members enrolled in our GX-Life direct-selling membership program.